Intangible Assets Subject to Amortization (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 1,302,341	¥ 1,218,823
Accumulated amortization	(718,169)	(614,615)
Patent rights, know-how and license agreements
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	285,563	280,715
Accumulated amortization	(151,089)	(118,363)
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	28,573	26,485
Accumulated amortization	(4,523)	(3,658)
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	31,697	21,896
Accumulated amortization	(9,996)	(5,894)
Software to be sold, leased or otherwise marketed
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	127,359	115,341
Accumulated amortization	(91,904)	(73,314)
Internal-use software
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	457,453	427,521
Accumulated amortization	(289,561)	(260,407)
Music catalogs
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	200,475	183,398
Accumulated amortization	(72,883)	(62,255)
Artist contracts
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	30,778	26,702
Accumulated amortization	(23,681)	(18,939)
Television carriage contracts (broadcasting agreements)
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	45,158	41,264
Accumulated amortization	(7,496)	(4,759)
Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	95,285	95,501
Accumulated amortization	¥ (67,036)	¥ (67,026)